Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies
Nature of operations — A.M. Castle & Co. and its subsidiaries (the “Company”) is a specialty metals distribution company serving principally the North American market. The Company has operations in the United States, Canada, Mexico, France, the United Kingdom, Spain, China and Singapore. The Company provides a broad range of product inventories as well as value-added processing and supply chain services to a wide array of customers, principally within the producer durable equipment, aerospace, heavy industrial equipment, industrial goods, construction equipment, oil and gas, and retail sectors of the global economy. Particular focus is placed on the aerospace and defense, power generation, mining, heavy industrial equipment, oil and gas and general manufacturing industries as well as general engineering applications.
The Company’s corporate headquarters is located in Oak Brook, Illinois. The Company has 24 operational metals service centers located throughout North America (19), Europe (3) and Asia (2).
The Company purchases metals from many producers. Purchases are made in large lots and held in distribution centers until sold, usually in smaller quantities and often with value-added processing services performed. Orders are primarily filled with materials shipped from Company stock. The materials required to fill the balance of sales are obtained from other sources, such as direct mill shipments to customers or purchases from other distributors. Thousands of customers from a wide array of industries are serviced primarily through the Company’s own sales organization.
Basis of presentation — The consolidated financial statements include the accounts of A. M. Castle & Co. and its subsidiaries over which the Company exhibits a controlling interest. The equity method of accounting is used for the Company’s 50% owned joint venture, Kreher Steel Company, LLC (“Kreher”). All inter-company accounts and transactions have been eliminated.
In March 2016, the Company completed the sale of its wholly-owned subsidiary, Total Plastics, Inc. ("TPI"). TPI is reflected in the accompanying consolidated financial statements as a discontinued operation, and these consolidated financial statements have been recast to present TPI as a discontinued operation for all periods presented.
The accompanying consolidated financial statements have been prepared on the basis of the Company continuing as a going concern for a reasonable period of time. The Company‘s principal sources of liquidity are cash flows from operations, and available borrowing capacity under its revolving credit facility. These have historically been sufficient to meet working capital needs, capital expenditures and debt service obligations. During the year ended December 31, 2015, the Company incurred a net loss from continuing operations of $212,781 (including non-cash charges of $61,472 related to inventory and purchase commitments and $33,742 related to an impairment of intangible assets) and used cash from the operating activities of continuing operations of $32,754. The Company's plan indicates that it will have sufficient cash flows from its continuing operations to continue as a going concern. The Company's ability to have sufficient cash flows to continue as a going concern is based on plans that rely on certain underlying assumptions and estimates that may differ from actual results. The Company’s plans also included the sale for cash of all of its remaining inventory at its Houston and Edmonton facilities and the sale of its wholly-owned subsidiary, TPI (see Note 2 - Discontinued Operation to the consolidated financial statements). Both of these actions were completed in the first quarter of 2016 and provide liquidity in addition to the forecasted operating cash flows to meet working capital needs, capital expenditures and debt service obligations for the next twelve months.
Use of estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The principal areas of estimation reflected in the consolidated financial statements are accounts receivable allowances, inventory reserves, goodwill and intangible assets, income taxes, pension and other post-employment benefits and share-based compensation.
Revenue recognition — Revenue from the sale of products is recognized when the earnings process is complete and when the title and risk and rewards of ownership have passed to the customer, which is primarily at the time of shipment. Revenue recognized other than at the time of shipment represented less than 2% of the Company’s consolidated net sales for the years ended December 31, 2015, 2014 and 2013. Provisions for allowances related to sales discounts and rebates are recorded based on terms of the sale in the period that the sale is recorded. Management utilizes historical information and the current sales trends of the business to estimate such provisions. The provisions related to discounts and rebates due to customers are recorded as a reduction within net sales in the Company’s Consolidated Statements of Operations and Comprehensive Loss.
Revenue from shipping and handling charges is recorded in net sales. Costs incurred in connection with shipping and handling the Company’s products, which are related to third-party carriers or performed by Company personnel, are included in warehouse, processing and delivery expenses. For the years ended December 31, 2015, 2014 and 2013, shipping and handling costs included in warehouse, processing and delivery expenses were $26,641, $33,598 and $33,037, respectively.
The Company maintains an allowance for doubtful accounts related to the potential inability of customers to make required payments. The allowance for doubtful accounts is maintained at a level considered appropriate based on historical experience and specific identification of customer receivable balances for which collection is unlikely. The provision for doubtful accounts is recorded in sales, general and administrative expense in the Company’s Consolidated Statements of Operations and Comprehensive Loss. Estimates of doubtful accounts are based on historical write-off experience as a percentage of net sales and judgments about the probable effects of economic conditions on certain customers.
The Company also maintains an allowance for credit memos for estimated credit memos to be issued against current sales. Estimates of allowance for credit memos are based upon the application of a historical issuance lag period to the average credit memos issued each month.
Accounts receivable allowance for doubtful accounts and credit memos activity is presented in the table below:

	2015	2014	2013
Balance, beginning of year	$2,471	$2,744	$2,829
Add Provision charged to expense	678	184	268
Recoveries	26	105	158
Less Charges against allowance	(795)	(562)	(511)
Balance, end of year	$2,380	$2,471	$2,744

Cost of materials — Cost of materials consists of the costs the Company pays for metals and related inbound freight charges. It excludes depreciation and amortization which are discussed below.
Operating expenses — Operating costs and expenses primarily consist of:

•	Warehouse, processing and delivery expenses, including occupancy costs, compensation and employee benefits for warehouse personnel, processing, shipping and handling costs;

•	Sales expenses, including compensation and employee benefits for sales personnel;

•
General and administrative expenses, including compensation for executive officers and general management, expenses for professional services primarily attributable to accounting and legal advisory services, bad debt expenses, data communication costs, computer hardware and maintenance expenses and occupancy costs for non-warehouse locations;

•
Restructuring activity, including gains on the sale of fixed assets and moving costs related to facility consolidations, employee termination and related benefits associated with salaried and hourly workforce reductions, lease termination costs, professional fees, and other exit costs;

•	Depreciation and amortization expenses, including depreciation for all owned property and equipment, and amortization of various intangible assets; and

•	Impairment of intangible assets and goodwill.
Cash equivalents — Cash equivalents are highly liquid, short-term investments that have an original maturity of 90 days or less.
Statement of cash flows — Non-cash investing and financing activities and supplemental disclosures of consolidated cash flow information are as follows:

	Year ended December 31,
	2015	2014	2013
Non-cash investing and financing activities:
Capital expenditures financed by accounts payable	$667	$434	$1,219
Capital lease obligations	—	873	21
Property, plant and equipment subject to build-to-suit lease	13,735	—	—
Cash paid during the year for:
Interest	32,934	32,278	33,266
Income taxes	1,980	1,800	2,417
Cash received during the year for:
Income tax refunds	1,798	2,284	3,015

Inventories — Inventories consist primarily of finished goods. During the fourth quarter of 2015, the Company elected to change its method of inventory costing for its U.S. metals inventory to the average cost method from the last-in first-out ("LIFO") method. As a result of this change, all of the Company's continuing operations use the average cost method in determining the cost of inventory.
The Company believes that the average cost method is preferable as it results in increased uniformity across the Company’s global operations with respect to the method of inventory accounting, improves financial reporting by better reflecting the current value of inventory on the Consolidated Balance Sheets, more closely aligns the flow of physical inventory with the accounting for the inventory, provides better matching of revenues and expenses, aligns the Company's external reporting of inventory with its internal forecasting and budgeting for inventory, and improves transparency with how the market evaluates performance, including better comparability with many of the Company’s peers. The Company applied this change in method of inventory costing by retrospectively adjusting the prior period financial statements. The cumulative effect of this accounting change resulted in a $84,138 increase in retained earnings as of January 1, 2013.
As a result of the retrospective adjustment of the change in accounting principle, certain amounts in the Company's Consolidated Statements of Operations and Comprehensive loss for the years ended December 31, 2014 and 2013 were adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	Year Ended December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Cost of materials (exclusive of depreciation and amortization)	$746,443	$3,965	$750,408	$(97,981)	$652,427
Operating loss	(98,874)	(3,965)	(102,839)	(6,354)	(109,193)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture	(143,745)	(3,965)	(147,710)	(5,642)	(153,352)
Income tax benefit	(1,353)	(19,278)	(20,631)	(2,312)	(22,943)
Loss from continuing operations before equity in earnings (losses) of joint venture	(142,392)	15,313	(127,079)	(3,330)	(130,409)
Net loss	(134,701)	15,313	(119,388)	—	(119,388)
Net basic and diluted loss per common share	$(5.77)	$0.66	$(5.11)	$—	$(5.11)
Change in unrecognized pension and postretirement benefit costs	(21,445)	8,449	(12,996)	—	(12,996)
Other comprehensive (loss) income	(26,822)	8,449	(18,373)	—	(18,373)
Comprehensive loss	(161,523)	23,762	(137,761)	—	(137,761)

	Year Ended December 31, 2013
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Cost of materials (exclusive of depreciation and amortization)	$779,208	$8,918	$788,126	$(95,953)	$692,173
Operating loss	(15,672)	(8,918)	(24,590)	(4,278)	(28,868)
Loss from continuing operations before income taxes and equity in earnings (losses) of joint venture	(60,744)	(8,918)	(69,662)	(4,097)	(73,759)
Income tax benefit	(19,795)	(3,347)	(23,142)	(1,756)	(24,898)
Loss from continuing operations before equity in earnings (losses) of joint venture	(40,949)	(5,571)	(46,520)	(2,341)	(48,861)
Net loss	(33,962)	(5,571)	(39,533)	—	(39,533)
Net basic and diluted loss per common share	$(1.46)	$(0.24)	$(1.70)	$—	$(1.70)
Change in unrecognized pension and postretirement benefit costs	4,623	—	4,623	—	4,623
Other comprehensive (loss) income	2,328	—	2,328	—	2,328
Comprehensive loss	(31,634)	(5,571)	(37,205)	—	(37,205)
The Consolidated Balance Sheet at December 31, 2014 was adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Inventories	$236,932	$122,698	$359,630	$(19,320)	$340,310
Deferred income tax liability	8,360	20,369	28,729	—	28,729
(Accumulated deficit) retained earnings	(29,424)	93,880	64,456	—	64,456
Accumulated other comprehensive loss	(45,565)	8,449	(37,116)	—	(37,116)

The Consolidated Statements of Cash Flows for the years ended December 31, 2014 and 2013 were adjusted as follows (also reflects the effect of discontinued operations discussed at Note 2 - Discontinued Operation to the consolidated financial statements):

	Year Ended December 31, 2014
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Net loss	$(134,701)	$15,313	$(119,388)	$—	$(119,388)
Deferred income taxes	184	(19,278)	(19,094)	(1,983)	(21,077)
Increase (decrease) from changes in inventories	(26,941)	3,965	(22,976)	2,963	(20,013)

	December 31, 2013
	As originally reported	Effect of change in accounting method	As adjusted	Effect of discontinued operations	As further adjusted
Net loss	$(33,962)	$(5,571)	$(39,533)	$—	$(39,533)
Deferred income taxes	(24,089)	(3,347)	(27,436)	(1,434)	(28,870)
Increase (decrease) from changes in inventories	87,316	8,918	96,234	(256)	95,978

The Company maintains an allowance for excess and obsolete inventory. The excess and obsolete inventory allowance is determined through the specific identification of material, adjusted for expected scrap value to be received, based on previous sales experience.
Excess and obsolete inventory allowance activity is presented in the table below:

	2015	2014	2013
Balance, beginning of year	$18,852	$8,991	$9,477
Add Provision charged to expense	28,903	11,959	2,217
Less Charges against allowance	(34,680)	(2,098)	(2,703)
Balance, end of year	$13,075	$18,852	$8,991

In the fourth quarter of 2015, the Company recognized a non-cash charge of $61,472, primarily related to inventory and purchase commitments of the Company's Houston and Edmonton locations which the Company ceased operations at in February 2016. The non-cash charge is reported in cost of materials in the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2015.
Property, plant and equipment — Property, plant and equipment are stated at cost and include assets held under capital leases. Expenditures for major additions and improvements are capitalized, while maintenance and repair costs that do not substantially improve or extend the useful lives of the respective assets are expensed in the period in which they are incurred. When items are disposed, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in income.
The Company provides for depreciation of plant and equipment sufficient to amortize the cost over their estimated useful lives as follows:

Buildings and building improvements	5 – 40 years
Plant equipment	5 – 20 years
Furniture and fixtures	2 – 10 years
Vehicles and office equipment	3 – 10 years

Leasehold improvements are depreciated over the shorter of their useful lives or the remaining term of the lease. Depreciation is calculated using the straight-line method and depreciation expense for 2015, 2014 and 2013 was $12,671, $12,750 and $12,788, respectively.
Long-lived assets — The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset or asset group to future net cash flows (undiscounted and without interest charges) expected to be generated by the asset or asset group. If future net cash flows are less than the carrying value, the asset or asset group may be impaired. If such assets are impaired, the impairment charge is calculated as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Determining whether impairment has occurred typically requires various estimates and assumptions, including determining which undiscounted cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount, and the asset’s residual value, if any. The Company derives the required undiscounted cash flow estimates from historical experience and internal business plans.
Goodwill and intangible assets — The Company tests goodwill for impairment at the reporting unit level on an annual basis at December 1 of each year and more often if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. The Company assesses, at least quarterly, whether any triggering events have occurred.
A two-step method is used for determining goodwill impairment. The first step is performed to identify whether a potential impairment exists by comparing each reporting unit’s fair value to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the next step is to measure the amount of impairment loss, if any.
The determination of the fair value of the reporting units requires significant estimates and assumptions to be made by management. The fair value of each reporting unit is estimated using a combination of an income approach, which estimates fair value based on a discounted cash flow analysis using historical data, estimates of future cash flows and discount rates based on the view of a market participant, and a market approach, which estimates fair value using market multiples of various financial measures of comparable public companies. In selecting the appropriate assumptions the Company considers: the selection of appropriate peer group companies; control premiums appropriate for acquisitions in the industry in which the Company competes; discount rates; terminal growth rates; long-term projections of future financial performance; and relative weighting of income and market approaches. The long-term projections used in the valuation are developed as part of the Company’s annual long-term planning process. The discount rates used to determine the fair values of the reporting units are those of a hypothetical market participant which are developed based upon an analysis of comparable companies and include adjustments made to account for any individual reporting unit specific attributes such as, size and industry.
The majority of the Company’s recorded intangible assets as of December 31, 2015 were acquired as part of the Transtar acquisition in September 2006 and consist of customer relationships. Intangible assets related to non-compete agreements and developed technology acquired in the Transtar acquisition and Tube Supply, Inc. (“Tube Supply”) acquisition in 2011 were fully amortized in 2014. In 2015, the Company concluded that the remaining customer relationships and trade name intangible assets acquired in the Tube Supply acquisition were impaired and a $33,742 non-cash impairment charge (none of which is deductible for tax purposes in 2015) was recorded for the year ended December 31, 2015. The non-cash impairment charge recorded removed all the remaining finite-lived intangible assets associated with the Tube Supply acquisition. The initial values of the intangible assets were based on a discounted cash flow valuation using assumptions made by management as to future revenues from select customers, the level and pace of attrition in such revenues over time and assumed operating income amounts generated from such revenues. These intangible assets are amortized over their useful lives, which are 4 to 12 years for customer relationships and 1 to 10 years for trade names. Useful lives are estimated by management and determined based on the timeframe over which a significant portion of the estimated future cash flows are expected to be realized from the respective intangible assets. Furthermore, when certain conditions or certain triggering events occur, a separate test for impairment, which is included in the impairment test for long-lived assets discussed above, is performed. If the intangible asset is deemed to be impaired, such asset will be written down to its fair value.
Income taxes — The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and the tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company records valuation allowances against its deferred tax assets when it is more likely than not that the amounts will not be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and recent results of operations. In the event the Company determines it would not be able to realize its deferred tax assets, a valuation allowance is recorded, which increases the provision for income taxes in the period in which that determination is made.
The Company has undistributed earnings of foreign subsidiaries of $51,584 at December 31, 2015, for which deferred taxes have not been provided. Such earnings are considered indefinitely invested in the foreign subsidiaries. If such earnings were repatriated, additional tax expense may result, although due to the potential availability of foreign tax credits and other items, the calculation of such potential taxes is not practicable.
The Company's 50% ownership interest in Kreher (Note 3 - Joint Venture to the consolidated financial statements) is through a 50% interest in a limited liability company (LLC) taxed as a partnership. Kreher has two subsidiaries organized as individually taxed C-Corporations. The Company includes in its income tax provision the income tax liability on its share of Kreher income. The income tax liability of Kreher itself is generally treated as a current income tax expense and the income tax liability associated with the profits of the two subsidiaries of Kreher is treated as a deferred income tax expense. The Company cannot independently cause a dividend to be declared by one of Kreher's subsidiaries, therefore no benefit of a dividend received deduction can be recognized in the Company's tax provision until a dividend is declared. If one of Kreher's C-Corporation subsidiaries declares a dividend payable to Kreher, the Company recognizes a benefit for the 80% dividends received deduction on its 50% share of the dividend. In the year ended December 31, 2015, the joint venture recognized a goodwill impairment charge of $3,525 of which the Company recognized 50%, or $1,763.
For uncertain tax positions, the Company applies the provisions of relevant authoritative guidance, which requires application of a “more likely than not” threshold to the recognition and derecognition of tax positions. The Company’s ongoing assessments of the more likely than not outcomes of tax authority examinations and related tax positions require significant judgment and can increase or decrease the Company’s effective tax rate as well as impact operating results. Although the Company believes that the positions taken on previously filed tax returns are reasonable, it has established tax and interest reserves in recognition that various taxing authorities may challenge the positions taken, which could result in additional liabilities for taxes and interest.
The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Accrued interest and penalties are included within other long-term liabilities in the Consolidated Balance Sheets.
Insurance plans — The Company is a member of a group captive insurance company (the “Captive”) domiciled in Grand Cayman Island. The Captive reinsures losses related to certain of the Company’s workers’ compensation, automobile and general liability risks that occur subsequent to August 2009. Premiums are based on the Company’s loss experience and are accrued as expenses for the period to which the premium relates. Premiums are credited to the Company’s “loss fund” and earn investment income until claims are actually paid. For claims that were incurred prior to August 2009, the Company is self-insured. Self-insurance amounts are capped, for individual claims and in the aggregate, for each policy year by an insurance company. Self-insurance reserves are based on unpaid, known claims (including related administrative fees assessed by the insurance company for claims processing) and a reserve for incurred but not reported claims based on the Company’s historical claims experience and development.
The Company is self-insured for medical insurance for its domestic operations. Self-insurance reserves are maintained based on incurred but not paid claims based on a historical lag.
Foreign currency — For the majority of the Company’s non-U.S. operations, the functional currency is the local currency. Assets and liabilities of those operations are translated into U.S. dollars using year-end exchange rates, and income and expenses are translated using the average exchange rates for the reporting period. The currency effects of translating financial statements of the Company’s non-U.S. operations which operate in local currency environments are recorded in accumulated other comprehensive (loss) income, a separate component of stockholders’ equity. Other than transaction losses related to unhedged intercompany financing arrangements between the United States and the United Kingdom and Canada, transaction gains or losses resulting from foreign currency transactions were not material for any of the years presented.
Earnings (loss) per common share — Diluted earnings (loss) per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding plus outstanding common stock equivalents. Common stock equivalents consist of employee and director stock options, restricted stock awards, other share-based payment awards, and contingently issuable shares related to the Company’s Convertible Senior Notes ("Convertible Notes") which are included in the calculation of weighted average shares outstanding using the treasury stock method, if dilutive.
The following table is a reconciliation of the basic and diluted earnings (loss) per common share calculations:

	Year ended December 31,
	2015	2014	2013
Numerator:
Loss from continuing operations	$(212,781)	$(122,718)	$(41,874)
Income from discontinued operations, net of income taxes	3,016	3,330	2,341
Net loss	$(209,765)	$(119,388)	$(39,533)
Denominator:
Weighted average common shares outstanding	23,553	23,359	23,214
Effect of dilutive securities:
Outstanding common stock equivalents	—	—	—
Denominator for diluted earnings (loss) per common share	23,553	23,359	23,214

Basic earnings (loss) per common share:
Continuing operations	$(9.04)	$(5.25)	$(1.80)
Discontinued operations	0.13	0.14	$0.10
Net basic loss per common share	$(8.91)	$(5.11)	$(1.70)

Diluted earnings (loss) per common share:
Continuing operations	$(9.04)	$(5.25)	$(1.80)
Discontinued operations	0.13	0.14	0.10
Net diluted loss per common share	$(8.91)	$(5.11)	$(1.70)
Excluded outstanding share-based awards having an anti-dilutive effect	1,071	388	717
Excluded "in the money" portion of Convertible Notes having an anti-dilutive effect	—	365	2,032
The Convertible Notes are dilutive to the extent the Company generates net income and the average stock price during the annual period is greater than the conversion price of the Convertible Notes. The Convertible Notes are only dilutive for the “in the money” portion of the Convertible Notes that could be settled with the Company’s stock.
Concentrations — The Company serves a wide range of customers within the producer durable equipment, aerospace, heavy industrial equipment, industrial goods, construction equipment, oil and gas, retail, marine and automotive sectors of the economy. Its customer base includes many Fortune 500 companies as well as thousands of medium and smaller sized firms spread across the entire spectrum of metals using industries. The Company’s customer base is well diversified and, therefore, the Company does not have dependence upon any single customer or a few customers. No single customer represented more than 3% of the Company’s 2015 total net sales. Approximately 66% of the Company’s net sales are from locations in the United States.
Share-based compensation — The Company offers share-based compensation awards to executives, other key employees and directors. Share-based compensation expense is recognized ratably over the vesting period or performance period, as appropriate, based on the grant date fair value of the stock award. The Company may either issue shares from treasury or new shares upon share option exercise or award issuance. Management estimates the probable number of awards which will ultimately vest when calculating the share-based compensation expense for its LTC Plans and STI Plans. As of December 31, 2015, the Company’s weighted average forfeiture rate is approximately 46%. The actual number of awards that vest may differ from management’s estimate.
Stock options generally vest in one to three years for executives and employees and non-vested shares granted to directors vest in three years. Stock options have an exercise price equal to the closing price of the Company’s stock on the date of grant (options granted in 2015) or the average closing price of the Company’s stock for the 10 trading days preceding the grant date (options granted in 2010) and have a contractual life of eight to 10 years. Stock options are valued using a Black-Scholes option-pricing model. Non-vested shares are valued based on the market price of the Company's stock on the grant date. The Company granted non-qualified stock options under its short-term incentive plan and long-term compensation plan in 2015.
Under the 2015 LTC Plans, the total potential award is comprised of non-qualified stock options and RSUs, which are time vested and once vested entitle the participant to receive shares of the Company's common stock. Under the 2014 and 2013 LTC Plans, the total potential award is comprised of restricted share units and PSUs which are based on the Company's performance compared to target goals. The PSUs awarded are based on two independent conditions, the Company’s RTSR, which represents a market condition, and Company-specific target goals for ROIC as defined in the LTC Plans. RSUs generally vest in three years. RSU and ROIC PSU awards are valued based on the market price of the Company's stock on the grant date, and the value of RTSR PSU awards is estimated using a Monte Carlo simulation model. No PSUs were awarded under the 2015 LTC plan.
RTSR is measured against a group of peer companies either in the metals industry or in the industrial products distribution industry (the "RTSR Peer Group") over a three-year performance period as defined in the LTC Plans. The threshold, target and maximum performance levels for RTSR are the 25th, 50th and 75th percentile, respectively, relative to RTSR Peer Group performance. Compensation expense for RTSR PSU awards is recognized regardless of whether the market condition is achieved to the extent the requisite service period condition is met.
ROIC is measured based on the Company's average actual performance versus Company-specific goals as defined in each of the LTC Plans over a three-year performance period. Compensation expense recognized is based on management's expectation of future performance compared to the pre-established performance goals. If the performance goals are not expected to be met, no compensation expense is recognized for the ROIC PSU awards and any previously recognized compensation expense is reversed.
Final RTSR and ROIC PSU award vesting will occur at the end of the three-year performance period, and distribution of PSU awards granted under the LTC Plans are determined based on the Company’s actual performance versus the target goals for a three-year performance period, as defined in each plan. Partial awards can be earned for performance that is below the target goal, but in excess of threshold goals; and award distributions up to twice the target can be achieved if the target goals are exceeded.
Unless covered by a specific change-in-control or severance arrangement, participants to whom RSUs, PSUs, stock options and non-vested shares have been granted must be employed by the Company on the vesting date or at the end of the performance period, as appropriate, or the award will be forfeited.
New Accounting Standards Updates
Standards Updates Adopted
In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2015-03, "Simplifying the Presentation of Debt Issuance Costs," which requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. In August 2015, the FASB issued ASU No. 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements,” to clarify the SEC staff’s position on presenting and measuring debt issuance costs incurred in connection with line-of-credit arrangements, allowing an entity to defer and present debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line of credit arrangement. Effective January 1, 2016, the Company adopted ASU No. 2015-03 and retrospectively applied the requirements to the Consolidated Balance Sheet at December 31, 2015 and 2014, which resulted in a reduction of both other noncurrent assets and long-term debt of $4,147 and $6,853, respectively, from what had been previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, as amended. As permitted by ASU No. 2015-15, the Company will continue to present debt issuance costs related to line-of-credit arrangements as an asset on its balance sheet.
Effective December 31, 2015, the Company adopted ASU No. 2015-17, "Balance Sheet Classification of Deferred Taxes." This ASU requires entities to present deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) as noncurrent in a classified balance sheet. It thus simplifies the current guidance, which requires entities to separately present DTAs and DTLs as current or noncurrent in a classified balance sheet. Netting of DTAs and DTLs by tax jurisdiction is still required under the new guidance. The Consolidated Balance Sheet for the year ended December 31, 2014 has been retrospectively adjusted for the adoption of this ASU.
Concurrent with the Company's change in method of accounting for inventories for U.S. metals operations to the average cost method from the LIFO method, effective December 31, 2015 the Company adopted ASU No. 2015-11, "Simplifying the Measurement of Inventory." This ASU requires entities to measure most inventory at the lower of cost and net realizable value, thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market (market in this context is defined as one of three different measures, one of which is net realizable value). The ASU does not apply to inventories that are measured by using either the LIFO method or the retail inventory method. The Company has prospectively applied this guidance to its Consolidated Balance Sheet as of December 31, 2015 as it believes this change in accounting principle simplifies the measurement and reporting of the Company's inventory at lower of cost or market. The Consolidated Balance Sheet for the year ended December 31, 2014 has not been retrospectively adjusted for the adoption of this ASU.
Effective January 1, 2015, the Company adopted ASU No. 2014-08, "Presentation of Financial Statements and Property, Plant and Equipment: Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity." ASU No. 2014-08 amends the definition of a discontinued operation, expands disclosure requirements for transactions that meet the definition of a discontinued operation and requires entities to disclose additional information about individually significant components that are disposed of or held for sale and do not qualify as discontinued operations. The adoption of this ASU did not have a material impact on the Company's financial condition or financial statement presentation.
Effective January 1, 2014, the Company adopted ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” The amendments in this ASU require an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward except when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available or when the deferred tax asset is not intended for this purpose. The adoption of this ASU did not have a material impact on the Company's financial condition or financial statement presentation.
Standards Updates Issued Not Yet Effective
In March 2016, the FASB issued ASU No. 2016-09, "Improvements to Employee Share-Based Payment Accounting," which simplifies several aspects of the accounting for employee share-based payment transactions. Under ASU No. 2016-09, a Company recognizes all excess tax benefits and tax deficiencies as income tax expense or benefit in the income statement, eliminating the notion of the additional paid-in capital pool and significantly reducing the complexity and cost of accounting for excess tax benefits and tax deficiencies. For interim reporting purposes, excess tax benefits and tax deficiencies are considered discrete items in the reporting period in which they occur and are not included in the estimate of an entity’s annual effective tax rate. ASU No. 2016-09 further eliminates the requirement to defer recognition of an excess tax benefit until the benefit is realized through a reduction to taxes payable. For public companies, the ASU is effective for annual reporting periods beginning after December 15, 2016, including interim periods within those annual reporting periods. Early adoption will be permitted in any interim or annual period for which financial statements have not yet been issued or have not been made available for issuance. The Company is currently evaluating the impact the adoption of ASU No. 2016-09 will have on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, "Leases (Topic 842)," which requires that lessees recognize assets and liabilities for leases with lease terms greater than twelve months in the statement of financial position. ASU 2016-02 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2016-02 will have on its consolidated financial statements.
In August 2014, the FASB issued ASU No. 2014-15, "Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern," providing additional guidance surrounding the disclosure of going concern uncertainties in the financial statements and implementing requirements for management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. The ASU is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2016. The Company will begin performing the periodic assessments required by the ASU on its effective date and is currently assessing whether the adoption of the ASU will result in additional disclosures.
In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers," related to revenue recognition. The underlying principle of the new standard is that a business or other organization will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects what it expects in exchange for the goods or services. The standard also requires more detailed disclosures and provides additional guidance for transactions that were not addressed completely in prior accounting guidance. The ASU provides alternative methods of initial adoption. ASU 2015-14, "Deferral of the Effective Date," was issued in August 2015 to defer the effective date of ASU No. 2014-09 for public companies until annual reporting periods beginning after December 15, 2017. Early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is currently reviewing the guidance and assessing the potential impact on its consolidated financial statements.